                                    SERIES C
                                    SERIES M

           (SERIES PORTFOLIOS OF AIM CORE ALLOCATION PORTFOLIO SERIES)

                      Supplement dated June 29, 2007 to the
             Statement of Additional Information dated December 14, 2006 as supplemented February 28, 2007, March 23, 2007, March 30, 2007 and
                                 April 24, 2007

Effective June 15, 2007, Robert H. Graham resigned as Trustee and Vice Chair of the Trust, and any references to Mr. Graham serving as Trustee or Vice Chair are hereby removed as of the date set forth above.